Income Taxes - Components of Income Tax (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Current income taxes
Federal	$ 627	$ 918
Provincial	429	629
Foreign	459	398
Current income tax expense benefit	1,515	1,945
Deferred income taxes
Federal	51	137
Provincial	37	90
Foreign	(141)	1
Deferred income tax expense benefit	(53)	228
Total comprehensive income	$ 1,462	$ 2,173